Shareholder's Equity	12 Months Ended
Dec. 31, 2025
Shareholder's Equity [Abstract]
SHAREHOLDER’S EQUITY

15. SHAREHOLDER’S EQUITY

The Company was incorporated in the Cayman Islands in March 2023 under the Cayman Islands Companies Act as an exempted company with limited liability. The Company authorized 500,000,000 shares with US$0.0001 par value. In 2023, the Company issued 11,416,594 shares with US$0.0001 par value to five institute shareholders. On March 20, 2024, VVAX Holdings Limited transferred 399,581 ordinary shares of US$0.0001 each to Visuccess Holding Limited for a consideration of US$39.96, leaving VVAX Holdings Limited with 171,249 ordinary shares of US$0.0001 each.

On June 6, 2024, the Company formally executed a forward stock split of its ordinary shares at a ratio of one pre-split ordinary share to 4 post-split Ordinary Shares. After the stock split, the authorized number of Ordinary Shares became 2,000,000,000, increased from 500,000,000 pre-split shares. The par value changed from $0.0001 to $0.000025 accordingly. 45,666,376 Ordinary Shares were issued and outstanding as of December 31, 2023 and 2024. The number of shares and per share data are presented herein have been retroactively adjusted to give effect to the stock split.

Initial public offering

On January 8, 2025, the Company closed its IPO of 1,500,000 ordinary shares, par value $0.000025 per share. The ordinary shares were priced at $4.00 per share and approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “ZYBT” on January 7, 2025. Additionally, the Company had granted the underwriter an option, exercisable within 45 days from the closing date of the IPO, to purchase up to an additional 225,000 ordinary shares at the public offering price, less underwriting discounts, to cover the over-allotment. On January 14, 2025, the underwriters exercised their option in full to purchase an additional 225,000 ordinary shares at a public offering price of $4.00 per ordinary share to cover over-allotments. Gross proceeds of the IPO, including the exercise of the over-allotment, totaled RMB50,588 (US$7,234), before deducting underwriting discounts and other related expenses. The net proceeds of this offering were approximately RMB43,683 (US$6,247). 47,391,376 ordinary shares were issued and outstanding as of December 31, 2025.

Share reclassification

On March 24, 2026, the shareholders of the Company adopted certain resolutions to approve a share reclassification. As a result, all of the issued and unissued ordinary shares of a par value of US$0.000025 each in the capital of the Company were re-designated and reclassified in the following manner (the “Share Reclassification”): (i) that 40,000,000 issued ordinary shares of a par value of US$0.000025 each held by Securingium Holding Limited were re-designated and reclassified as 40,000,000 Class B ordinary shares of a par value of US$0.000025 each; (ii) that each remaining issued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one issued Class A ordinary share of a par value of US$0.000025 each; (iii) that 60,000,000 authorized but unissued ordinary shares of a par value of US$0.000025 each were re-designated and reclassified as 60,000,000 authorized but unissued Class B ordinary shares of a par value of US$0.000025 each; (iv) that each remaining authorized but unissued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one authorized but unissued Class A ordinary share of a par value of US$0.000025 each; and (v) that, as a consequence of the Share Reclassification, the authorized share capital of the Company was altered from US$50,000 divided into 2,000,000,000 ordinary shares of a nominal or par value of US$0.000025 each, to US$50,000 divided into 2,000,000,000 ordinary shares of a par value of US$0.000025 each, comprising (1) 1,900,000,000 Class A ordinary shares of a par value of US$0.000025 each and (2) 100,000,000 Class B ordinary shares of a par value of US$0.000025 each.

The above Share Reclassification is part of the Company’s recapitalization, which was accounted for on a retroactively basis as if the transaction occurred at the beginning of the period presented pursuant to ASC 260. All Class A ordinary shares and Class B ordinary shares and per share data for all periods have been retroactively restated accordingly.

Dividends

For the years ended December 31, 2023, 2024 and 2025, the Company declared cash dividends of RMB55,104, RMB205 and nil, respectively. For the years ended December 31, 2023, 2024 and 2025, the Company actually paid dividends in cash of RMB39,452, RMB16,023 and nil, respectively.